Discontinued Operations - Disclosure of Financial Performance Relating to Discontinued Operations (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Disclosure of analysis of single amount of discontinued operations [line items]
Net interest income	£ 3,949	£ 3,388	[1]	£ 3,224	[1]
Net fee and commission income	286	319	[1]	624	[1]
Other operating income	264	145	[1]	187	[1]
Total operating income	4,499	3,852	[1]	4,035	[1]
Operating expenses before credit impairment write-backs/losses, provisions and charges	(2,510)	(2,390)	[1]	(2,439)	[1]
Credit impairment write-backs/ (losses)	233	(638)	[1]	(199)	[1]
Provisions for other liabilities and charges	(377)	(264)	[1]	(426)	[1]
Total operating credit impairment write-backs/losses, provisions and charges	(144)	(902)	[1]	(625)	[1]
Profit from discontinued operations before tax	43	45		41
Tax on profit from discontinued operations	(12)	(13)		(11)
Profit from discontinued operations after tax	31	32	[1]	30	[1]
Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Net interest income	32	55		68
Net fee and commission income	35	66		63
Other operating income	2	2		8
Total operating income	69	123		139
Operating expenses before credit impairment write-backs/losses, provisions and charges	(33)	(62)		(60)
Credit impairment write-backs/ (losses)	11	(7)		(22)
Provisions for other liabilities and charges	(4)	(9)		(16)
Total operating credit impairment write-backs/losses, provisions and charges	£ 7	£ (16)		£ (38)

[1]	Adjusted to reflect the presentation of discontinued operations as set out in Note 43.